Omnibus Incentive Compensation Plan	12 Months Ended
Dec. 31, 2023
Share-Based Payment Arrangement [Abstract]
Omnibus Incentive Compensation Plan

14. Omnibus Incentive Compensation Plan

In January 2022, the board of directors adopted an amended and restated Compensation Plan (the “Plan”), to reserve for issuance a maximum number of 750,000 restricted common units. As a result, the total number of restricted common units reserved and issued is 1,045,000. On March 18, 2022, the Partnership awarded 743,800 unvested units to Employees and Non-Employees with a grant-date fair value of $15.18 per unit. Awards granted to certain Employees and Non-Employees would vest in three equal installments. One third of the units awarded, namely 247,933 and 247,933 units vested on December 31, 2023 and 2022. On December 30, 2022, the Partnership awarded 1,969 unvested units with a grant-date fair value of $13.65 per unit. The units were fully vested on December 31, 2022.

The unvested units accrue distributions as declared and paid, which distributions are retained by the custodian of the Plan until the vesting date at which time they are payable to the grantee. As unvested unit grantees accrue distributions on awards that are expected to vest, such distributions are charged to Partners’ capital. As of December 31, 2023, the unvested units accrued $260 of distributions.

There were no forfeitures of awards during the years ended December 31, 2023 and 2022. The Partnership estimated the forfeitures of unvested units to be immaterial.

For the years ended December 31, 2023, 2022 and 2021 the equity compensation expense included in “General and administrative expenses” in the consolidated statements of comprehensive income was $3,786, $3,790 and $2,043, respectively. As of December 31, 2023, the total compensation cost relating to non-vested awards was $3,769 and is expected to be recognized over a period of one year. The Partnership uses the straight-line method to recognize the cost of the awards.

The following table contains details of our plan:

	Equity compensation plan
Unvested Units	Units	Value
Unvested on January 1, 2022	—	—
Granted	745,769	11,318
Vested	(249,902)	(3,790)
Unvested on December 31, 2022	495,867	$7,528
Granted	—	—
Vested	(247,933)	(3,759)
Unvested on December 31, 2023	247,934	$3,769